Intangible Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Intangible assets with finite lives, Beginning balance	$ 74,381		$ 64,319
Intangible assets with finite lives, additions			14,835	[1]
Other, Gross carrying amount	(2,460)	[2]	(4,773)	[2]
Intangible assets with finite lives, Ending balance	71,921		74,381		64,319
Intangible assets with finite lives, Accumulated amortization, Beginning balance	(47,313)		(46,185)
Accumulated amortization additions		[1]		[1]
Amortization, intangible assets	(4,611)		(4,579)
Other Accumulated Amortization of Intangible Assets	570	[2]	3,451	[2]
Intangible assets with finite lives, Accumulated amortization, Ending balance	(51,354)		(47,313)		(46,185)
Net intangible assets with finite lives, Beginning balance	27,068		18,134
Other, Finite lived intangible assets	(1,890)	[2]	(1,322)	[2]
Net intangible assets with finite lives, Ending balance	20,567		27,068		18,134
Amortization, intangible assets	4,281		4,300		4,871
Total intangible assets - net, Beginning balance	336,907		329,204
Other, Total intangible assets - net	(1,555)	[2]	(2,553)	[2]
Total intangible assets - net, Ending balance	330,741		336,907		329,204
Tradename
Goodwill [Line Items]
Indefinite-lived Intangible Assets, Tradename, Beginning Balance	309,839		311,070
Indefinite lived intangible assets, additions		[1]		[1]
Amortization, intangible assets
Other, Tradename	335	[2]	(1,231)	[2]
Indefinite-lived Intangible Assets, Tradename, Ending Balance	$ 310,174		$ 309,839

[1]	See Note 3.
[2]	Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.